Note 29 - Collateral and Contractual Commitments with Suppliers, Advances From Customers and Other - Components of Collateral and Commitments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Collateral given for the Company’s own liabilities	R$ 788.6	R$ 799.0
Other commitments	1,719.1	1,629.9
Total	2,507.7	2,428.9
Commitments to suppliers	51,562.0	17,768.4
Total	R$ 51,562.0	R$ 17,768.4